Document and Entity Information	9 Months Ended
Dec. 31, 2013
Document and Entity Information
Entity Registrant Name	PROSPECT GLOBAL RESOURCES INC.
Entity Central Index Key	0001477032
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company